PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PROPERTY AND EQUIPMENT, NET
Depreciation expense	$ 15,891	$ 40,038	$ 45,347
Loss from disposal of property and equipment	$ 37,468	$ 0	$ 0